SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employee [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yields	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest	3.57%	1.41%	0.26%
Volatility	52.77%	51.45%	41.09%
Expected term (in years)	3 years 10 months 6 days	3 years 11 months 1 day	4 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest	4.58%	4.15%	1.14%
Volatility	53.87%	52.95%	50.62%
Expected term (in years)	3 years 11 months 1 day	4 years	4 years 14 days